                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/09


Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Riley Investment Management LLC
Address: 11100 Santa Monica Blvd., Suite 800
         Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Allison Brogan
Title: Authorized Person
Phone: 310 966-1445

Signature, Place, and Date of Signing:

/s/ Allison Brogan            Los Angeles, CA              08/14/09
---------------------------   -------------------------    ---------------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                             -----------------------------------

Form 13F Information Table Entry Total:      12
                                             -----------------------------------

Form 13F Information Table Value Total:      37,831
                                             -----------------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE


         COLUMN 1            COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
         --------            -------- --------   ---------  --------------------  --------  -------   -----------------------------

                             TITLE OF              VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER           VOTING AUTHORITY
      NAME OF ISSUER          CLASS    CUSIP      (X$1000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS   SOLE       SHARED      NONE
                              -----   ---------  ---------  -------    ---  ----  ---------- -------- --------     -------     ----
ALDILA INC
NEW                          COM NEW  014384200        96   34,370     SH            SOLE               34,370         0
                             COM
                             0.0001
DDI CORP.                    NEW      233162502     8,329  1,838,554   SH            SOLE              1,623,524    215,030
INTEGRATED SILICON
SOLUTIONS                    COM      45812P107       332   125,139    SH            SOLE              124,290        849
ITERIS INC                   COM      46564T107     4,811  3,700,665   SH            SOLE              2,111,096    1,589,569
LECROY
CORP                         COM      52324W109     4,147  1,105,988   SH            SOLE              783,173      322,815
MAGNETEK
INC                          COM      559424106     4,617  3,321,885   SH            SOLE              2,685,219    636,666
REGENT COMMUNICATIONS
INC                          COM      758865109       724  2,895,782   SH            SOLE              2,480,383    415,399
SILICON STORAGE TECH
INC.                         COM      827057100     7,628  4,079,242   SH            SOLE              3,569,366    509,876
MANAGEMENT NETWORK GRUP
INC                          COM      561693102     1,030  2,784,656   SH            SOLE              1,553,905    1,230,751
TRANS WORLD ENTERTAINMENT
CORPCOM                      COM      89336Q100     2,735  2,337,705   SH            SOLE              1,804,702    533,003
TRANSWITCH CORP              COM      894065101       181   365,006    SH            SOLE               74,096      290,910
                             COM
                             PAR
ZILOG INC                    $0.01    989524301     3,200  1,344,692   SH            SOLE              1,320,544     24,148


